STOCK PURCHASE WARRANTS (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Professional fees			$ 1,153,475	$ 682,899
Risk free rate	2.61%	2.42%	2.42%
Expected volatility rate	61.67%	77.70%	77.70%
Shares issued in connection with 2012 Private Placement	378,125
WarrantMember
Number of common stock warrants issued to non-employees for services	7,459,358		320,000
Professional fees			$ 134,000
Common stock options exchanged			277,500
Risk free rate	2.42%		242.00%
Expected volatility rate	62.20%		7.77%
Shares issued in connection with 2012 Private Placement			1,819,119
Placement agent warrants issued	78,612		181,912